Stockholder's Equity (Details Narrative) - $ / shares		1 Months Ended
	Dec. 16, 2020	Nov. 24, 2020
Preferred stock, shares authorized		1,000,000
Preferred stock, par value		$ 0.0001
Preferred stock, shares issued		0
Preferred stock, shares outstanding		0
Common stock, shares authorized		50,000,000
Common stock, par value		$ 0.0001
Common stock, shares issued		6,468,750
Common stock, shares outstanding		6,468,750
Maximum shares subject to forfeiture		843,750
Public Warrants [Member]
Warrant per share		$ 0.01
Warrant exercisable description		if, and only if, the reported last sale price of the shares of common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations), for any 20 trading days within a 30 trading day period commencing at any time after the warrants become exercisable and ending on the third business day prior to the notice of redemption to warrant holders
Public Warrants [Member] | Warrant Agreement [Member]
Warrant exercisable description		In addition, if (x) the Company issues additional shares of common stock or equity-linked securities for capital raising purposes in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per share of common stock (with such issue price or effective issue price to be determined in good faith by the Company's board of directors, and in the case of any such issuance to the Sponsor or their affiliates, without taking into account any Founder Shares held by them prior to such issuance), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the consummation of a Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company's common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates Business Combination (such price, the "Market Value") is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of (i) the Market Value or (ii) the price at which we issue the additional shares of common stock or equity-linked securities.
Sponsor [Member]
Common stock, shares outstanding	6,468,750
Maximum shares subject to forfeiture	843,750
Subsequent Event [Member]
Stock dividend per share	$ 0.125
Subsequent Event [Member] | Sponsor [Member]
Number of shares issued during period, shares	6,468,750
Maximum shares subject to forfeiture	843,750
Founder Shares [Member]
Number of shares issued during period, shares		5,750,000
Maximum shares subject to forfeiture		750,000